Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	¥ (25,973)		¥ (60,455)		¥ (26,105)		¥ (29,050)
Other comprehensive income (loss) before reclassifications	(60,849)		(9,111)		(52,427)		(40,440)
Reclassifications out of accumulated other comprehensive income (loss)	(1,884)	[1]	2,123	[1]	(10,174)	[2]	2,047	[1]
Net change during the period	(62,733)		(6,988)		(62,601)		(38,393)
Balance at end of period	(88,706)		(67,443)		(88,706)		(67,443)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	(26,958)		(13,843)		(26,274)		17,833
Other comprehensive income (loss) before reclassifications	(17,731)		(7,567)		(18,395)		(39,259)
Reclassifications out of accumulated other comprehensive income (loss)	(1,792)	[1]	608	[1]	(1,812)	[2]	624	[1]
Net change during the period	(19,523)		(6,959)		(20,207)		(38,635)
Balance at end of period	(46,481)		(20,802)		(46,481)		(20,802)
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	(60,263)		(68,860)		(62,571)		(71,107)
Other comprehensive income (loss) before reclassifications	(277)		119		1,051		1,635
Reclassifications out of accumulated other comprehensive income (loss)	1,359	[1]	1,551	[1]	2,339	[2]	2,282	[1]
Net change during the period	1,082		1,670		3,390		3,917
Balance at end of period	(59,181)		(67,190)		(59,181)		(67,190)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of period	61,248		22,248		62,740		24,224
Other comprehensive income (loss) before reclassifications	(42,841)		(1,663)		(35,083)		(2,816)
Reclassifications out of accumulated other comprehensive income (loss)	(1,451)	[1]	(36)	[1]	(10,701)	[2]	(859)	[1]
Net change during the period	(44,292)		(1,699)		(45,784)		(3,675)
Balance at end of period	¥ 16,956		¥ 20,549		¥ 16,956		¥ 20,549

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[2]	Change in own credit adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2020 includes reclassification adjustment of ¥12,846 million recognized in Revenue—Net gain on trading. The amount of Income tax expense allocated to this reclassification adjustment is ¥2,145 million. See Note 2 “Fair value measurements” for further information.